BHR Institutional Funds
                              Ark Midcap Value Fund
                          Ark Concentrated Growth Fund
                            Ark Large Cap Growth Fund

                         Supplement Dated March 12, 2007
                    to the Prospectus Dated October 31, 2006
                               (the "Prospectus")

         Shares of the Ark Midcap Value Fund and Ark Large Cap Growth Fund are not available for purchase.

                                       ***

         The following sentence replaces the third sentence under the heading "Investment Strategy" on page 6 of the Prospectus and the fourth sentence under the heading "Investment Strategy" on page 9 of the Prospectus:

"As of December 31, 2006, the capitalization range of the Russell 1000 Growth Index was between approximately $1.2 billion and $460 billion."

                                       ***
            The phone number provided on the back cover of the Prospectus for shareholders or potential shareholders to obtain a Statement of Additional Information, annual or semi-annual report and for shareholder inquiries is replaced with the following phone number: 1-888-572-0968.